Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill.
Schedule of changes in the carrying amount of goodwill

	U.S. Silicon Metal CGU	U.S. Silicon Based Alloys CGU	Total
	US$'000	US$'000	US$'000
Acquisition cost:
Balance at January 1, 2024	17,230	12,472	29,702
Additions	—	—	—
Balance at December 31, 2024	17,230	12,472	29,702
Additions	—	—	—
Balance at December 31, 2025	17,230	12,472	29,702

Impairment (Note 27.8):
Balance at January 1, 2024	—	—	—
Additions	(15,483)	—	(15,483)
Balance at December 31, 2024	(15,483)	—	(15,483)
Additions	(1,747)	—	(1,747)
Balance at December 31, 2025	(17,230)	—	(17,230)

Carrying amount at December 31, 2025	—	12,472	12,472

Schedule of key assumptions used in the determination of recoverable value

	2025	2024
U.S. Silicon Metals	U.S.	U.S.
Pre-tax discount rate	17.9%	13.9%
Long-term growth rate	2.2%	2.3%
Forecasted EBITDA margins	(3%)-35%	(2%)-26%

	2025	2024
U.S. Silicon Based Alloys	U.S.	U.S.
Pre-tax discount rate	13.4%	13.9%
Long-term growth rate	2.2%	2.3%
Forecasted EBITDA margins	6%-34%	5%-32%